Inventories (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Inventory
Raw materials	$ 2,071,999	$ 3,635,548
Less: allowance for inventories	0	(306,204)
Total	$ 2,071,999	$ 3,329,344